Shareholder Report, Average Annual Return (Details) 194128_REX HOOD Growth - Income ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
REX HOOD Growth & Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REX HOOD Growth & Income ETF (At NAV)
Average Annual Return, Percent	(26.47%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	0.13%